Charges Associated with Restructuring, Impairment of Long-Lived Assets and Write-Downs of Inventory (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0.9		$ (35.6)	$ (14.5)	$ (41.1)	$ (75.0)	$ (149.6)	$ 284.5
Long-lived asset impairment	58.0	33.6	0	58.0	0	33.6	1.5	234.7
Inventory adjustments and other		0				0	0	14.9	14.9
2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	1.3		(35.4)	(3.6)	(41.5)	(13.0)	(87.9)
Long-lived asset impairment	57.0
2011 US Plan [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring									281.9
2011 US Plan [Member] | Impaired Asset [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment									234.7
2011 US Plan [Member] | Cost of Goods, Total [Member]
Restructuring Cost and Reserve [Line Items]
Inventory adjustments and other								$ 22.4	$ 22.4